Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Measurements
3. Fair Value Measurements
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,693	$—	$—	$2,693

	$2,693	$—	$—	$2,693

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$9,763	$—	$—	$9,763

	$9,763	$—	$—	$9,763

Money market funds were valued by the Company based on quoted market prices in active markets, which represent a Level 1 measurement within the fair value hierarchy. The Company’s Senior Notes were revalued at each remeasurement date prior to extinguishment (see Note 6), using inputs that are generally unobservable and reflect management’s estimates of assumptions that market participants would have used in pricing the liability, which represented Level 3 measurements within the fair value hierarchy. For the years ended December 31, 2023 and 2022, there were no transfers between Level 1, Level 2 and Level 3.
The following table presents the change in fair value of the Senior Notes for the year ended December 31, 2023:

Amounts
Balance as of December 31, 2022	$—
Proceeds from issuance of Senior Notes	5,625
Change in fair value of Senior Notes	1,260
Extinguishment of Senior Notes	(6,885)

Balance as of December 31, 2023	$—

The Senior Notes were recorded at fair value upon issuance, equal to the cash proceeds received on the issuance date of the Senior Notes. The loss on extinguishment of the Senior Notes was calculated as the fair value of the Senior Notes immediately after the extinguishment less the fair value of the Senior Notes immediately before the extinguishment, and is recorded within other income (expense), net on the consolidated statement of operations and comprehensive loss.
The fair value of the Senior Notes was based on significant inputs not observable in the market, which represented a Level 3 measurement within the fair value hierarchy. The Company’s valuation of the Senior Notes utilized a probability weighted method with a scenario-based valuation analysis, which incorporated assumptions and estimates to value the Senior Notes and the probability and estimated timing of the conversion or repayment of the Senior Notes. The Company assessed these assumptions and estimates at issuance, on a quarterly basis, and at the date of extinguishment of the Senior Notes, December 15, 2023.
The following table presents the assumptions and estimates incorporated into the valuation of the Senior Notes at the initial issuance date and the date of extinguishment of December 15, 2023:

	December 15, 2023	Issuance Date
Time to deSPAC closing (in years)	0.16	0.56
Probability of deSPAC closing	90.00%	50.00%
Probability of deSPAC not closing	10.00%	50.00%
Market rate without conversion	32.06%	31.09%
Discount rate	32.10%	15.00%

ANDRETTI ACQUISITION CORP. [Member]
Fair Value Measurements
NOTE 8. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial
assets and liabilities that arere-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2023	December 31, 2022
Assets:
Marketable securities held in Trust Account	1	$86,265,079	$239,149,736
Liabilities:
Convertible promissory notes – related party	3	2,450,083	—
The estimated fair value of the convertible promissory notes was based on the following significant inputs:

December 31, 2023
Risk-free interest rate	3.84%
Time to Expiration (in years)	5.16
Expected volatility	10.2%
Exercise price	$11.50
Dividend yield	0.00%
Share Price	$10.87
Probability of transaction	90.00%
The following table presents the changes in the fair value of the Level 3 convertible promissory notes:

Fair value as of January 1, 2023	$—
Borrowings	2,673,952
Proceeds received in excess of initial fair value of convertible promissory notes	(823,091)
Change in fair value	599,222

Fair value as of December 31, 2023	$2,450,083

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the year ended December 31, 2023 for the convertible promissory notes.